2. BASIS OF PREPARATION: Statement of Compliance (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Statement of Compliance

Statement of Compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations issued by the International Financial Reporting Interpretation Committee (“IFRIC”). These policies have been consistently applied to all the years presented, unless otherwise stated. The reviewed consolidated financial statements have been authorized by the Company’s Board of Directors meeting on April 28, 2025.